SHARE CAPITAL - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	400,549	184,483
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 16.77	$ 15.66
Granted, number of shares | Share	498,740	312,991
Granted, weighted average fair value | $ / shares	$ 13.18	$ 17.19
Settled, number of shares | Share	(159,016)	(69,504)
Settled, weighted average fair value | $ / shares	$ 16.57	$ 15.79
Forfeited, number of shares | Share	(87,934)	(27,421)
Forfeited, weighted average fair value | $ / shares	$ 14.74	$ 16.56
Outstanding, end of the year, number of shares | Share	652,339	400,549
Outstanding, end of the year, weighted average fair value | $ / shares	$ 14.35	$ 16.77
Performance share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	275,516	109,035
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 16.58	$ 15.62
Granted, number of shares | Share	268,955	184,050
Granted, weighted average fair value | $ / shares	$ 13.21	$ 17.15
Forfeited, number of shares | Share	(69,817)	(17,569)
Forfeited, weighted average fair value | $ / shares	$ 15.55	$ 16.56
Outstanding, end of the year, number of shares | Share	474,654	275,516
Outstanding, end of the year, weighted average fair value | $ / shares	$ 14.82	$ 16.58
Deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	25,185	0
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 18.31	$ 0
Granted, number of shares | Share	37,312	31,040
Granted, weighted average fair value | $ / shares	$ 14.07	$ 18.08
Settled, number of shares | Share	(11,896)	(5,855)
Settled, weighted average fair value | $ / shares	$ 15.55	$ 17.08
Outstanding, end of the year, number of shares | Share	50,601	25,185
Outstanding, end of the year, weighted average fair value | $ / shares	$ 15.83	$ 18.31